Financing Receivables - Credit Quality - Commercial Mortgage Loans by Region (Details) - Commercial Loans - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing receivables - credit quality information
Allowance for credit losses	$ 11	$ 12	$ 35	$ 20
Commercial mortgage loans
Financing receivables - credit quality information
Loans	1,779	1,800
Allowance for credit losses	11	12
Total loans	1,768	1,788
Originated in current fiscal year	105	193
Originated in fiscal year before latest fiscal year	186	116
Originated two years before latest fiscal year	112	209
Originated three years before latest fiscal year	196	101
Originated four years before latest fiscal year	149	154
Prior	1,031	1,027
Commercial mortgage loans | Apartments
Financing receivables - credit quality information
Loans	465	464
Commercial mortgage loans | Hotel
Financing receivables - credit quality information
Loans	14	15
Commercial mortgage loans | Industrial
Financing receivables - credit quality information
Loans	295	293
Commercial mortgage loans | Mixed use
Financing receivables - credit quality information
Loans	55	57
Commercial mortgage loans | Office
Financing receivables - credit quality information
Loans	243	254
Commercial mortgage loans | Retail
Financing receivables - credit quality information
Loans	576	589
Commercial mortgage loans | Other
Financing receivables - credit quality information
Loans	131	128
Commercial mortgage loans | Greater than 100 Percent
Financing receivables - credit quality information
Loans	43	59
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	0	0
Originated two years before latest fiscal year	2	20
Originated three years before latest fiscal year	2	10
Originated four years before latest fiscal year	0	0
Prior	39	29
Commercial mortgage loans | 80 to 100 Percent
Financing receivables - credit quality information
Loans	69	51
Originated in current fiscal year	1	9
Originated in fiscal year before latest fiscal year	9	2
Originated two years before latest fiscal year	2	9
Originated three years before latest fiscal year	20	2
Originated four years before latest fiscal year	7	0
Prior	30	29
Commercial mortgage loans | 60 to 80 Percent
Financing receivables - credit quality information
Loans	306	482
Originated in current fiscal year	39	141
Originated in fiscal year before latest fiscal year	85	76
Originated two years before latest fiscal year	17	59
Originated three years before latest fiscal year	52	15
Originated four years before latest fiscal year	9	58
Prior	104	133
Commercial mortgage loans | 40 to 60 Percent
Financing receivables - credit quality information
Loans	758	658
Originated in current fiscal year	49	37
Originated in fiscal year before latest fiscal year	84	30
Originated two years before latest fiscal year	64	75
Originated three years before latest fiscal year	80	74
Originated four years before latest fiscal year	55	49
Prior	426	393
Commercial mortgage loans | Less than 40 Percent
Financing receivables - credit quality information
Loans	603	550
Originated in current fiscal year	16	6
Originated in fiscal year before latest fiscal year	8	8
Originated two years before latest fiscal year	27	46
Originated three years before latest fiscal year	42	0
Originated four years before latest fiscal year	78	47
Prior	432	443
Commercial mortgage loans | East North Central
Financing receivables - credit quality information
Loans	192	183
Commercial mortgage loans | East South Central
Financing receivables - credit quality information
Loans	51	54
Commercial mortgage loans | Middle Atlantic
Financing receivables - credit quality information
Loans	100	107
Commercial mortgage loans | Mountain
Financing receivables - credit quality information
Loans	120	111
Commercial mortgage loans | New England
Financing receivables - credit quality information
Loans	17	21
Commercial mortgage loans | Pacific
Financing receivables - credit quality information
Loans	601	589
Commercial mortgage loans | South Atlantic
Financing receivables - credit quality information
Loans	467	477
Commercial mortgage loans | West North Central
Financing receivables - credit quality information
Loans	115	136
Commercial mortgage loans | West South Central
Financing receivables - credit quality information
Loans	116	122
Syndicated loans
Financing receivables - credit quality information
Loans	72	43
Originated in current fiscal year	8	15
Originated in fiscal year before latest fiscal year	23	0
Originated two years before latest fiscal year	3	4
Originated three years before latest fiscal year	11	4
Originated four years before latest fiscal year	5	11
Prior	22	9
Syndicated loans | Risk 5
Financing receivables - credit quality information
Loans	0	0
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	0	0
Originated two years before latest fiscal year	0	0
Originated three years before latest fiscal year	0	0
Originated four years before latest fiscal year	0	0
Prior	0	0
Syndicated loans | Risk 4
Financing receivables - credit quality information
Loans	0	0
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	0	0
Originated two years before latest fiscal year	0	0
Originated three years before latest fiscal year	0	0
Originated four years before latest fiscal year	0	0
Prior	0	0
Syndicated loans | Risk 3
Financing receivables - credit quality information
Loans	10	1
Originated in current fiscal year	0	0
Originated in fiscal year before latest fiscal year	5	0
Originated two years before latest fiscal year	0	0
Originated three years before latest fiscal year	3	0
Originated four years before latest fiscal year	0	0
Prior	2	1
Syndicated loans | Risk 2
Financing receivables - credit quality information
Loans	36	28
Originated in current fiscal year	5	11
Originated in fiscal year before latest fiscal year	13	0
Originated two years before latest fiscal year	2	4
Originated three years before latest fiscal year	5	1
Originated four years before latest fiscal year	0	8
Prior	11	4
Syndicated loans | Risk 1
Financing receivables - credit quality information
Loans	26	14
Originated in current fiscal year	3	4
Originated in fiscal year before latest fiscal year	5	0
Originated two years before latest fiscal year	1	0
Originated three years before latest fiscal year	3	3
Originated four years before latest fiscal year	5	3
Prior	$ 9	$ 4
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans
Financing receivables - credit quality information
Percentage of total	100.00%	100.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Apartments
Financing receivables - credit quality information
Percentage of total	26.00%	26.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Hotel
Financing receivables - credit quality information
Percentage of total	1.00%	1.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Industrial
Financing receivables - credit quality information
Percentage of total	17.00%	16.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Mixed use
Financing receivables - credit quality information
Percentage of total	3.00%	3.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Office
Financing receivables - credit quality information
Percentage of total	14.00%	14.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Retail
Financing receivables - credit quality information
Percentage of total	32.00%	33.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Other
Financing receivables - credit quality information
Percentage of total	7.00%	7.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | East North Central
Financing receivables - credit quality information
Percentage of total	11.00%	10.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | East South Central
Financing receivables - credit quality information
Percentage of total	3.00%	3.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Middle Atlantic
Financing receivables - credit quality information
Percentage of total	6.00%	6.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Mountain
Financing receivables - credit quality information
Percentage of total	7.00%	6.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | New England
Financing receivables - credit quality information
Percentage of total	1.00%	1.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | Pacific
Financing receivables - credit quality information
Percentage of total	34.00%	33.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | South Atlantic
Financing receivables - credit quality information
Percentage of total	26.00%	26.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | West North Central
Financing receivables - credit quality information
Percentage of total	6.00%	8.00%
Total commercial mortgage loans | Credit concentration risk | Commercial mortgage loans | West South Central
Financing receivables - credit quality information
Percentage of total	6.00%	7.00%